Fair Values of Financial Instruments and Interest Rate Risk (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments and Interest Rate Risk (Textual) [Abstract]
Short term borrowings due period	Within one year
Current fair value of off-balance sheet financial instruments	$ 0